Changes in Liabilities from Financing Activities	12 Months Ended
Dec. 31, 2024
Changes in liabilities arising from financing activities [abstract]
Changes in Liabilities from Financing Activities
Note 15 - Changes in Liabilities from Financing Activities

	Balance as of January 1, 2024	Cash flows from financing activities	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities (3)	Non-cash activities		Balance as of December 31, 2024
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands		USD in thousands
Debentures (1)	323,161	151,898	2,877	4,976	-		482,912
Convertible Debentures (1)	130,931	-	(736)	3,226	-		133,421
Loans from banks and other financial institutions	2,029,539	240,043	(56,015)	47,592	(50,946	)(2)	2,210,213
Loans from non-controlling interests	92,751	(2,960)	(4,683)	1,941	(11,451)		75,598
Liability in respect of tax equity arrangement	49,683	50,442	-	300	-		100,425
Lease liability	127,596	(5,852)	(4,625)	-	105,062	(4)	222,181

	2,753,661	433,571	(63,182)	58,035	42,665		3,224,750

(1)	Including interest payable.

(2)
Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, capitalization of finance expenses during the construction period and classification of disposal groups classified as held for sale.

(3)	Including interest accrued and interest paid.

(4)	Initial creation and index linking vis-à-vis right-of-use asset and classification to liabilities of disposal groups classified as held for sale.

	Balance as of January 1, 2023	Cash flows from financing activities	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities (3)	Non-cash activities	Balance as of December 31, 2023
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures (1)	256,736	68,303	(4,076)	2,198	-	323,161
Convertible Debentures (1)	131,763	-	(3,763)	2,952	(21)	130,931
Loans from banks and other financial institutions	1,585,846	403,679	21,664	20,880	(2,530)	2,029,539
Loans from non-controlling interests	90,909	(1,211)	2,466	754	(167)	92,751
Liability in respect of tax equity arrangement	-	48,653	-	1,030	-	49,683
Lease liability	99,623	(4,848)	1,611	-	31,210(4)	127,596

	2,164,877	514,576	17,902	27,814	28,492	2,753,661

(1)	Including interest payable.

(2)	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.

(3)	Including interest accrued and interest paid.

(4)	Initial creation vis-à-vis right-of-use asset.

	Balance as of January 1, 2022	Cash flows from financing activities	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities (3)	Non-cash activities	Balance as of December 31, 2022
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures (1)	307,481	(16,571)	(35,037)	863	-	256,736
Convertible Debentures (1)	101,291	47,755	(15,576)	3,195	(4,902)	131,763
Loans from banks and other financial institutions (1)	1,231,208	357,868	(123,423)	32,435	87,758(2)	1,585,846
Loans from non-controlling interests	78,113	15,834	(5,210)	330	1,842	90,909
Lease liability	105,645	(4,327)	(10,302)	(1,964)	10,571(4)	99,623

	1,823,738	400,559	(189,548)	34,859	95,269	2,164,877

(1)	Including interest payable.

(2)	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.

(3)	Including interest accrued and interest paid.

(4)	Initial creation vis-à-vis right-of-use asset.